Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 25, 2017	Mar. 26, 2016	Mar. 28, 2015
Income Statement [Abstract]
Net sales	$ 286,921	$ 285,826	$ 301,637
Cost of sales	178,487	176,439	183,832
Gross profit	108,434	109,387	117,805
Selling, general and administrative expenses	94,226	91,125	103,735
Restructuring charges	842	754	2,604
Depreciation and amortization	5,034	5,229	5,932
Gain on sale of assets		(3,229)
Impairment of long-lived assets			238
Total operating expenses	100,102	93,879	112,509
Operating income	8,332	15,508	5,296
Interest and other financing costs	8,681	10,020	11,285
Debt extinguishment charges			2,643
Income (loss) before income taxes	(349)	5,488	(8,632)
Income tax (recovery) expense	(5,277)	50
Net income (loss)	$ 4,928	$ 5,438	$ (8,632)
Weighted average common shares outstanding:
Basic	17,961	17,961	17,937
Diluted	18,418	17,961	17,937
Net income (loss) per share:
Basic	$ 0.27	$ 0.30	$ (0.48)
Diluted	$ 0.27	$ 0.30	$ (0.48)